Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value Measurements [Abstract]
Schedule of fair value of the Company's financial liabilities measured at fair value on a recurring basis
	Fair Value Measurements as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$-	$-	$266,524	$266,524

Schedule of change in fair value of the warrant liability
Fair value as of January 1, 2015	$266,524
Issuance of warrants	1,677,148
Reclassification to additional paid-in capital	(1,943,672)
Fair value as of September 30, 2015	$-

Schedule of fair value measurement valuation

	Fair Value as
	Of			Range
	December 31,	Valuation	Unobservable	(Weighted-
	2014	Techniques	Inputs	Average)
Warrant liability	$266,524	Black-Scholes	Fair value of	$1.10
		Option Pricing	Preferred Stock	$(1.10)
		Model
			Volatility	37.7%
				(37.7)%